TRADE RECEIVABLES, PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF TRADE RECEIVABLES
	At 31 March 2022	At 31 March 2021
	USD	USD
Trade receivables	71,423	12,604
Less: loss allowance	-	-
Trade receivables total	71,423	12,604

SCHEDULE OF AGING ANALYSIS OF TRADE RECEIVABLES

An aging analysis of the trade receivables as at the end of the reporting period, based on the invoice date and net of loss provision, is as follows:

	At 31 March 2022	At 31 March 2021
	USD	USD
Less than 1 month	20,375	9,609
Between 1 month and 3 months	11,051	1,667
Over 3 months	39,997	1,328
	71,423	12,604

SCHEDULE OF MOVEMENTS IN ALLOWANCE FOR IMPAIRMENT OF TRADE RECEIVABLES

The movements in the loss allowance for impairment of trade receivables are as follows:

	Notes	Year ended 31 March 2022	Year ended 31 March 2021
		USD	USD
At the beginning of the year		-	113,381
Write-off of trade receivables	(a)	-	(113,381)
At the end of the year		-	-

SCHEDULE OF PREPAYMENTS DEPOSITS AND OTHER RECEIVABLES

	Notes	At 31 March 2022	At 31 March 2021
		USD	USD
Non-current:
Deposits	(a)	347,299	152,988
Current:
Deposits	(a)	176,405	1,389,615
Prepayments	(b)	1,807,913	1,607,298
Other receivables		209,867	259,858
		2,194,185	3,256,771
Total		2,541,484	3,409,759